Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income before noncontrolling interests	$ 20,041	$ 22,876	$ 22,460
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	2,687	1,744	2,528
Changes in fair value of MSRs, MLHFS and LHFS carried at fair value	3,702	453	886
Depreciation, amortization and accretion	7,075	5,593	5,406
Other net gains	(5,500)	(7,630)	(1,518)
Stock-based compensation	2,274	2,255	2,046
Originations and purchases of mortgage loans held for sale	(158,673)	(152,832)	(181,269)
Proceeds from sales of and paydowns on mortgage loans held for sale	112,718	119,097	134,984
Net change in:
Debt and equity securities, held for trading	22,066	35,054	33,505
Loans held for sale	788	(960)	327
Deferred income taxes	(3,246)	1,970	666
Derivative assets and liabilities	(2,665)	1,513	(5,025)
Other assets	3,034	7,805	(1,214)
Other accrued expenses and liabilities	2,429	(865)	4,837
Net cash provided by operating activities	6,730	36,073	18,619
Net change in:
Federal funds sold and securities purchased under resale agreements	(21,933)	(1,184)	(21,497)
Available-for-sale debt securities:
Proceeds from sales	9,386	7,320	42,067
Prepayments and maturities	46,542	36,725	45,688
Purchases	(57,015)	(60,067)	(103,656)
Held-to-maturity securities:
Paydowns and maturities	13,684	10,934	10,673
Purchases	(8,649)	0	0
Equity securities, not held for trading:
Proceeds from sales and capital returns	6,143	6,242	5,451
Purchases	(6,865)	(6,433)	(3,735)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(23,698)	(18,619)	317
Proceeds from sales (including participations) of loans held for investment	12,038	16,294	10,439
Purchases (including participations) of loans	(2,033)	(2,088)	(3,702)
Principal collected on nonbank entities’ loans	3,912	6,791	7,448
Loans originated by nonbank entities	(5,274)	(6,482)	(6,814)
Proceeds from sales of foreclosed assets and short sales	2,666	3,592	5,198
Other, net (1)	1,465	(779)	(1,029)
Net cash used by investing activities	(29,631)	(7,754)	(13,152)
Net change in:
Deposits	36,137	(48,034)	29,912
Short-term borrowings	(1,275)	2,531	14,020
Long-term debt:
Proceeds from issuance	53,381	47,595	43,575
Repayment	(60,996)	(40,565)	(80,802)
Preferred stock:
Proceeds from issuance	0	0	677
Redeemed	(1,550)	(2,150)	0
Cash dividends paid	(1,391)	(1,622)	(1,629)
Common stock:
Proceeds from issuance	380	632	1,211
Stock tendered for payment of withholding taxes	(302)	(331)	(393)
Repurchased	(24,533)	(20,633)	(9,908)
Cash dividends paid	(8,198)	(7,692)	(7,480)
Net change in noncontrolling interests	(513)	(462)	30
Other, net	(276)	(248)	(133)
Net cash used by financing activities	(9,136)	(70,979)	(10,920)
Net change in cash, cash equivalents, and restricted cash	(32,037)	(42,660)	(5,453)
Cash, cash equivalents, and restricted cash at beginning of year	173,287	215,947	221,400
Cash, cash equivalents, and restricted cash at end of year	141,250	173,287	215,947
Supplemental cash flow disclosures:
Cash paid for interest	18,834	14,366	9,103
Cash paid for income taxes	$ 7,557	$ 1,977	$ 6,592